Segmental information - Reconciliation of underlying EBITDA to profit after taxation (Details) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022
Disclosure of operating segments [line items]
Profit after tax for the period	$ 5,890	$ 4,947
Taxation	2,225	1,983
Profit before taxation	8,115	6,930
Depreciation and amortisation in subsidiaries excluding capitalised depreciation	2,719	2,405
Depreciation and amortisation in equity accounted units	275	238
Finance items in subsidiaries	566	748
Taxation and finance items in equity accounted units	483	373
Gains on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)	(3)	(112)
Net impairment (reversals)/charges	(18)	1,175
Change in closure estimates (non-operating and fully impaired sites)	(44)	(29)
Underlying EBITDA	12,093	11,728
Capitalised depreciation	$ 102	$ 80
Close down restoration and environmental
Disclosure of operating segments [line items]
Closure discount rate	0.025	0.020	0.015